Stock Options and Warrants - 2014 Warrant Exchange Agreements - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 16, 2014	Jun. 11, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issued for warrant exchange		44,665,783
Common stock reserved for future issuance			0		0		37,888,154
Warrants outstanding			7,762,500		7,762,500		44,983,988	3,500,000	6,569,550
Change in fair value of warrant liability	$ 1,271		$ 0	$ 27	$ 1,894	$ 27	$ (754)	$ 38
Warrant exchange inducement expense					3,445
Warrant liability reclassified to equity upon warrant exchange					3,031
Value of common stock issued for warrant exchange					$ 6,428
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding			0		0		666,666
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance		36,554,822					36,554,822
Warrants outstanding			0		0		36,554,822
Series A Warrants [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issued for warrant exchange		12,105,784
Warrants outstanding		10,088,154
Series A Warrants [Member] | Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		666,666